Shareholder Report, Holdings (Details) - C000231252 [Member]	May 31, 2025
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
MSCI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%